Derivative Financial Liabilities (Details) - Schedule of Exercise of Warrants Outstanding $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Public warrants [Member]
Schedule of Exercise of Warrants Outstanding [Line Items]
Number of shares | shares	12,750,000
Exercise price | $ / shares	$ 11.5
Redemption price | $ / shares	$ 18
Expiration date	Mar. 17, 2025
Classification	Liability
Fair value gain | $	$ 2,168
Fair value | $	$ 7,395
Private warrants [Member]
Schedule of Exercise of Warrants Outstanding [Line Items]
Number of shares | shares	4,500,000
Exercise price | $ / shares	$ 11.5
Redemption price | $ / shares	$ 18
Expiration date	Mar. 17, 2025
Classification	Liability
Fair value gain | $	$ 765
Fair value | $	$ 2,610